SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash Flow Statement [Abstract]
Trade and other receivables	$ 33,302	$ (16,482)
Inventories	5,722	(38,024)
Other current assets	(535)	1,474
Other non-current assets	(11,541)	2,619
Accounts payable and accrued liabilities, and other non-current liabilities	(18,705)	(17,143)
Changes in working capital	$ 8,243	$ (67,556)